FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2023	2022
	In equivalent millions of Argentine pesos
Assets	178,980	145,963
Liabilities	(2,252,239)	(1,379,844)
Liabilities Net	(2,073,259)	(1,233,881)

Schedule of theoretical exposure to credit risk

	Cash and cash		Trade	Other
Date due	equivalents	Investments	receivables, net	receivables, net	Total
Total due	—	—	80,966	1,517	82,483
Total not due	159,774	123,969	52,154	22,094	357,991
Total as of December 31, 2023	159,774	123,969	133,120	23,611	440,474

Schedule of breakdown of financial liabilities into relevant maturity groups

	Trade		Leases	Other
Maturity Date	payables	Borrowings	liabilities	liabilities	Total
Due	119,408	—	—	—	119,408
January 2024 thru December 2024	237,456	586,240	31,536	10,778	866,010
January 2025 thru December 2025	487	710,559	24,958	2,501	738,505
January 2026 thru December 2026	147	655,964	13,083	2,318	671,512
January 2027 and thereafter	280	389,000	28,565	342	418,187
	357,778	2,341,763	98,142	15,939	2,813,622

Schedule of working capital breakdown and its main variations

	2023	2022	Variation
Trade receivables	132,868	117,139	15,729
Other receivables	42,712	52,956	(10,244)
Inventories	31,529	20,079	11,450
Current liabilities (not considering borrowings)	(543,240)	(479,411)	(63,829)
Negative operative working capital	(336,131)	(289,237)	(46,894)
Over revenues	16.3%	12.7%

Cash and cash equivalents	159,774	124,725	35,049
Other receivables	1,549	7,885	(6,336)
Investments	123,969	26,074	97,895
Current borrowings	(563,478)	(418,411)	(145,067)
Net Current financial (liability) asset	(278,186)	(259,727)	(18,459)

Assets classified as held for sale	—	2,971	(2,971)

Negative working capital (current assets – current liabilities)	(614,317)	(545,993)	(68,324)
Liquidity rate	0.44	0.39	0.05